Sohu.com Limited Shareholders' Equity (Sogou 2010 Share Incentive Plan, Share Option Assumptions) (Details) - Sogou [Member] - Share Options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple		2
Expected forfeiture rate (post-vesting)		12.00%
Weighted average expected option life	10 years	10 years
Dividend yield	0.00%	0.00%
Weighted average fair value of share options	$ 4.87	$ 10.09
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate	2.37%	3.41%
Exercise multiple	2
Expected forfeiture rate (post-vesting)	0.00%
Volatility rate	41.00%	40.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate	3.45%	3.95%
Exercise multiple	3
Expected forfeiture rate (post-vesting)	12.00%
Volatility rate	42.00%	46.00%
Sogou 2010 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple		2
Expected forfeiture rate (post-vesting)		12.00%
Weighted average expected option life	7 years	9 years	7 years
Dividend yield	0.00%	0.00%	0.00%
Weighted average fair value of share options	$ 4.05	$ 12.26	$ 10.35
Sogou 2010 Share Incentive Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate	2.60%	3.36%	2.14%
Exercise multiple	2		2
Expected forfeiture rate (post-vesting)	0.00%		0.00%
Volatility rate	36.00%	40.00%	39.00%
Sogou 2010 Share Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate	2.86%	3.51%	3.00%
Exercise multiple	3		3
Expected forfeiture rate (post-vesting)	12.00%		12.00%
Volatility rate	41.00%	46.00%	47.00%